                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9060

                 ----------------------------------------------

                            HOLLAND SERIES FUND, INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 375 PARK AVENUE

                            NEW YORK, NEW YORK 10152
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

        (Name and Address of Agent for                  Copy to:
                   Service)

               Michael Holland            State Street Bank and Trust Company
           President and Treasurer                Julie Tedesco, Esq.
          Holland Series Fund, Inc.          One Federal Street, 9th Floor
               375 Park Avenue                Boston, Massachusetts 02110
           New York, New York 10152
                                                          and

                                                   Brynn Peltz, Esq.
                                               Simpson Thacher & Bartlett
                                                  425 Lexington Avenue
                                                New York, New York 10017


Registrant's telephone number, including area code:  (800) 304-6552

Date of fiscal year end:  September 30, 2003

Date of reporting period:  September 30, 2003

ITEM 1:  SHAREHOLDER REPORT

HOLLAND BALANCED FUND



ANNUAL REPORT

SEPTEMBER 30, 2003



(HANDSHAKE GRAPHIC)

------------------------------------------------

CONTENTS

Letter from the President....................    1

Cumulative Performance.......................    2

Management Discussion of Fund Performance and
  Notes to Performance.......................    3

Statement of Net Assets......................    4

Statement of Operations......................    7

Statements of Changes in Net Assets..........    8

Financial Highlights.........................    9

Notes to Financial Statements................   10

Report of Independent Auditors...............   14

General Information..........................   15

Directors and Officers.......................   16

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

September 30, 2003
--------------------------------------------------------------------------------

                                                              (M. HOLLAND PHOTO)
Dear Fellow Shareholder:
Our Fund's cumulative total return
since inception (October 2, 1995
through September 30, 2003) was
67.28%. The total return for the
twelve months ended September 30,
2003 was 14.87%.

As we emerged from the three year bear market, our commitment to a major position in blue chip U.S. equities was rewarded during the past year. The bull market in U.S. Treasury notes and bonds appears to have seen its peak, and our Fund's holdings are appropriately in shorter maturities.

As the largest individual investor in our Fund, I am pleased with the manner in which our Fund performed in a challenging market and believe that, for many of our holdings, the best is yet to come.

With Bullish Regards,

-s- Michael F. Holland
Michael F. Holland
President and Founder

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - CUMULATIVE PERFORMANCE
--------------------------------------------------------------------------------

September 30, 2003
--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poor's 500 Index, Salomon 10 Year Government Bond Index, 90 Day U.S. Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and average total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                                             SALOMON 10 YEAR       90 DAY U.S.
                                HOLLAND BALANCED     LIPPER BALANCED    STANDARD & POOR'S      GOVERNMENT         TREASURY BILL
                                     FUND(A)          FUND INDEX(B)       500 INDEX(B)        BOND INDEX(B)          RATE(B)
                                ----------------     ---------------    -----------------    ---------------      -------------
Inception                              10000              10000               10000               10000               10000
3/97                                   12582              11703               12955               10412               10790
9/97                                   14192              13758               16209               11618               11067
3/98                                   14772              15037               18852               12562               11351
9/98                                   14537              14442               17402               14153               11628
3/99                                   16417              16363               22011               13431               11887
9/99                                   16554              16390               21949               13060               12167
3/00                                   19373              18076               25643               13757               12500
9/00                                 18976.3              18215               24580               14310               12874
3/01                                   16823              17074               19855               15592               13226
9/01                                   15981              16333               17812               16350               13453
3/02                                   17024              17496               19633               15788               13545
9/02                                 14561.6              14725               13951               18776               13405
3/03                                 15385.5              15246               14514               19069               13760
9/03                                 16727.5              17256               17042               19509               13826

                             INVESTMENT PERFORMANCE
                     For the Periods Ended September, 2003
--------------------------------------------------------------------------------

                                                                  Total Return
                                                    Average        Cumulative
                                      AVERAGE   SINCE INCEPTION  SINCE INCEPTION
Return over the period     One Year  Five Year     (10/2/95)        (10/2/95)
-------------------------------------------------------------------------------------
 HOLLAND BALANCED FUND
    (a)                     14.87%      2.85%             6.65%           67.28%
 Lipper Balanced Fund
    Index (b)               17.19%      3.62%             7.06%           72.56%
 Standard & Poor's 500
    Index (b)               22.16%     -0.42%             6.89%           70.42%
 Salomon 10 Year
    Government Bond Index
    (b)                      3.90%      6.62%             8.71%           95.09%
 90 Day U.S. Treasury
    Bill (b)                 1.08%      3.52%             4.13%           38.26%

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

September 30, 2003
--------------------------------------------------------------------------------

Since inception (October 2, 1995 through September 30, 2003), our Fund's total return was 67.28% compared to 72.56% for the Lipper Balanced Fund Index, which is an unmanaged index with no actual investment costs.

Our confidence in our blue chip equity holdings has been rewarded after the prolonged stock market downturn. Large U.S. companies' stocks have participated in the past year's recovery in a less ebullient way than a number of small and mid-sized companies' stocks, and they have the potential for outperformance as a new bull market moves forward.

--------------------------------------------------------------------------------
NOTES TO PERFORMANCE
--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund is an index whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The Salomon 10 Year Government Bond is a subsector of the Broad Investment-Grade
    (BIG) Index. At present, this sector contains U.S. Treasury securities with at least $1 billion public amount outstanding and U.S. Agency and supranational issues with at least $100 million outstanding. All securities in this index have a remaining maturity of at least 10 years and carry a fixed rate coupon. The 90-Day T-Bill is the average yield on three month U.S. Treasury Bills. These indices are unmanaged and do not reflect the actual cost of investing in the instruments that comprise each index.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

            September 30, 2003                 Shares       Value(+)
----------------------------------------------------------------------
COMMON STOCKS-58.2%
BANKS-2.2%
The Bank of New York Co., Inc.                   45,000    $ 1,309,950
                                                           -----------
COMPUTERS-3.6%
International Business Machines Corp.            24,800      2,190,584
                                                           -----------
ELECTRONICS-8.3%
3M Co.                                           39,600      2,735,172
Intel Corp.                                      83,800      2,305,338
                                                           -----------
                                                             5,040,510
                                                           -----------
FOOD & BEVERAGES-2.5%
Coca Cola Co.                                    35,900      1,542,264
                                                           -----------
FINANCIAL-6.9%
American Express Co.                             50,000      2,253,000
Citigroup, Inc.                                  43,000      1,956,930
                                                           -----------
                                                             4,209,930
                                                           -----------
INSURANCE-6.1%
American International Group, Inc.               32,000      1,846,400
Berkshire Hathaway, Inc. Class A*                    25      1,875,000
                                                           -----------
                                                             3,721,400
                                                           -----------
OIL/GAS-6.3%
Exxon Mobil Corp.                                52,600      1,925,160
Schlumberger, Ltd.                               39,500      1,911,800
                                                           -----------
                                                             3,836,960
                                                           -----------
PHARMACEUTICALS-10.5%
Johnson & Johnson                                41,000      2,030,320
Medco Health Solutions, Inc.*                     5,089        131,958
Merck & Co., Inc.                                42,200      2,136,164
Pfizer, Inc.                                     70,000      2,126,600
                                                           -----------
                                                             6,425,042
                                                           -----------
PRODUCER GOODS-3.5%
General Electric Co.                             71,100      2,119,491
                                                           -----------
RETAIL TRADE-4.1%
Wal-Mart Stores, Inc.                            45,000      2,513,250
                                                           -----------
SOFTWARE-4.2%
Microsoft Corp.                                  91,000      2,528,890
                                                           -----------
     Total Common Stocks (Cost-$33,488,377)                 35,438,271
                                                           -----------

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------

            September 30, 2003               Principal      Value(+)
----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-38.3%
United States Treasury Note, 6.50%
  due 5/15/05                               $ 2,000,000    $ 2,168,124
United States Treasury Note, 2.00%
  due 5/15/06                                 4,000,000      4,027,656
United States Treasury Note, 3.50%
  due 1/15/11**                              10,301,655     11,656,961
United States Treasury Note, 5.00%
  due 2/15/11                                 5,000,000      5,482,810
                                                           -----------
     Total U.S. Government Securities
       (Cost-$21,584,177)                                   23,335,551
                                                           -----------
REPURCHASE AGREEMENT-3.2%
State Street Bank and Trust Co. Repurchase
     Agreement 0.350% due 10/1/03 in the
     amount of $1,975,019; issued 9/30/03
     (Collateralized by $2,015,000, FHLMC,
     1.310% due 8/30/04 with a market
     value of $2,018,959)
     (Cost-$1,975,000)                        1,975,000      1,975,000
                                                           -----------
     Total Investments-99.7%
     (Cost-$57,047,554)                                     60,748,822
                                                           -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-0.3%                     179,644
                                                           -----------
NET ASSETS-100%
Applicable to 4,202,574 outstanding $0.01
  par value shares (authorized
  1,000,000,000)                                           $60,928,466
                                                           ===========
Net asset value, offering price and
  redemption price per share                               $     14.50
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------

                   September 30, 2003
---------------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF SEPTEMBER 30, 2003
Capital stock at par value ($0.01)                        $    42,026
Capital stock in excess of par value                       60,139,819
Undistributed net investment income                           116,546
Net accumulated realized loss on investments               (3,071,193)
Net unrealized appreciation on investments                  3,701,268
                                                          -----------
     Net Assets                                           $60,928,466
                                                          ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements
+ See Note 2 to Financial Statements
* Non-income producing
** Treasury Inflation-Protection Security (TIPS)
FHLMC Federal Home Loan Mortgage Corp.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

              Year Ended September 30, 2003
----------------------------------------------------------------------
INTEREST INCOME:
Interest                                                   $   930,140
Dividends                                                      496,160
                                                           -----------
     Total investment income                                 1,426,300
                                                           -----------
EXPENSES:
Investment advisory fees (Note 3)                              400,378
Administration and custody fees (Note 4)                       137,545
Shareholder account maintenance                                 76,650
Shareholder reports                                             40,150
Audit fees                                                      32,999
Directors fees                                                  25,167
Registration fees                                               22,709
Insurance expense                                               19,410
Legal fees                                                       7,000
Miscellaneous expense                                           16,369
                                                           -----------
     Total operating expenses                                  778,397
Net investment income                                          647,903
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                            (1,312,967)
Net increase in unrealized appreciation on investments       7,920,643
                                                           -----------
     Net realized and unrealized gain on investments         6,607,676
                                                           -----------
     Net increase in net assets resulting from operations  $ 7,255,579
                                                           ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              Year Ended    Year Ended
                                                9/30/03       9/30/02
-----------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
Net investment income                         $   647,903   $   689,585
Net realized loss on investments               (1,312,967)     (655,538)
Unrealized appreciation/(depreciation) on
  investments                                   7,920,643    (4,764,391)
                                              -----------   -----------
Net increase/(decrease) in net assets
  resulting from operations                     7,255,579    (4,730,344)
                                              -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM
Net investment income                            (650,886)     (738,266)
CAPITAL SHARE TRANSACTIONS, NET (NOTE 7)        5,002,197    (4,937,791)
                                              -----------   -----------
Total increase/(decrease) in net assets        11,606,890   (10,406,401)
NET ASSETS
     Beginning of year                         49,321,576    59,727,977
                                              -----------   -----------
     End of year                              $60,928,466   $49,321,576
                                              ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME, END OF
  YEAR                                        $   116,546   $   119,529
                                              ===========   ===========

--------------------------------------------------------------------------------
See Notes to the Financial Statements

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a capital share outstanding                              For the Year Ended
throughout the year                         9/30/03    9/30/02     9/30/01   9/30/00      9/30/99
-------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of year          $ 12.78   $  14.21   $   17.19   $ 15.27   $    13.74
                                            -------   --------   ---------   -------   ----------
INCREASE/DECREASE FROM INVESTMENT
  OPERATIONS
Net investment income                          0.17       0.17        0.24      0.24         0.23
Net realized and unrealized gain (loss) on
  investments                                  1.72      (1.42)      (2.92)     2.00         1.66
                                            -------   --------   ---------   -------   ----------
    Total from investment operations           1.89      (1.25)      (2.68)     2.24         1.89
                                            -------   --------   ---------   -------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                         (0.17)     (0.18)      (0.25)    (0.26)       (0.28)
Net realized gain on investments                 --         --       (0.05)    (0.06)       (0.08)
                                            -------   --------   ---------   -------   ----------
Total dividends and distributions             (0.17)     (0.18)      (0.30)    (0.32)       (0.36)
                                            -------   --------   ---------   -------   ----------
Net asset value, end of year                $ 14.50   $  12.78   $   14.21   $ 17.19   $    15.27
                                            =======   ========   =========   =======   ==========
TOTAL RETURN(a)                              14.87%    (8.88)%    (15.78)%    14.63%       13.87%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)             $60,928   $ 49,322   $  59,728   $68,298   $   45,344
Ratio of expenses to average net assets
  after fee waivers and reimbursement of
  other expenses                              1.46%      1.50%       1.50%     1.50%        1.50%
Ratio of expenses to average net assets
  before fee waivers and reimbursement of
  other expenses                              1.46%      1.53%       1.59%     1.56%        1.62%
Ratio of net investment income to average
  net assets after fee waivers and
  reimbursement of other expenses             1.21%      1.17%       1.49%     1.46%        1.59%
Ratio of net investment income to average
  net assets before fee waivers and
  reimbursement of other expenses             1.21%      1.14%       1.40%     1.40%        1.47%
Portfolio turnover                            9.92%     39.86%      19.63%    17.99%       15.76%

--------------------------------------------------------------------------------
See Notes to the Financial Statements

(a) Total return would have been lower had certain expenses not been waived or reimbursed.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

September 30, 2003
--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for interest income due to the inflation is reflected in the interest income in the statement of operations.

Income Tax
There is no provision for federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute substantially all of its taxable income and realized gains.

As of September 30, 2003, the Fund had a net tax basis capital loss carryforward, for federal income tax purposes of $1,102,688 and $1,891,518, that may be applied against future taxable capital gains until its expiration date on September 30, 2010 and September 30, 2011, respectively.

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates market value.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

September 30, 2003
--------------------------------------------------------------------------------



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Expenses
Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the year ended September 30, 2003, the Investment Adviser did not waive any portion of the advisory fees.

Dividends and Distributions to Shareholders
The Fund distributes dividends quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Dividends and distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

The tax character of distributions paid during the year ended September 30, 2003 was $650,886 for distributions paid from ordinary income. The tax character of distributions paid during the year ended September 30, 2002 was $738,266 for distributions paid from ordinary income.

As of September 30, 2003 the components of distributable earnings on a tax basis were $116,546 for undistributed ordinary income and $3,624,281 for unrealized appreciation.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. The Investment Adviser is controlled by Michael
F. Holland, its managing member and owner of 99% interest in the Investment Adviser. As of September 30, 2003, the Fund had a payable to the Investment Adviser of $37,563.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

September 30, 2003
--------------------------------------------------------------------------------



3.  INVESTMENT ADVISORY AGREEMENT (continued)

As of September 30, 2003, Michael F. Holland and affiliates owned 98,187 shares (2.3% of the shares outstanding) of the Fund.

4.  ACCOUNTING, CUSTODY AND
    ADMINISTRATION AGREEMENTS

State Street Bank and Trust Company ("State Street") pursuant to its Administration Agreement, provides or arranges for the provision of, certain administrative and accounting services for the Company, including maintaining the books and records of the Company, and preparing certain reports and other documents required by federal and /or state laws and regulations. For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator is entitled to a minimum fee of $7,000 per month unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, for the year ended September 30, 2003 aggregated $5,723,688 and $5,059,750, respectively. Purchases and sales of U.S. Government Securities, for the year ended September 30, 2003 aggregated $4,002,500 and $0, respectively.

The components of net unrealized appreciation/ (depreciation) of investments based on federal tax cost at September 30, 2003 for the Fund were as follows:

-----------------------------------------------------------------
                                                 Cost for Federal
Appreciation   Depreciation   Net Appreciation     Tax Purposes
-----------------------------------------------------------------
  $5,560,898   $(1,936,617)         $3,624,281        $57,124,541

6.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

September 30, 2003
--------------------------------------------------------------------------------



6.  REPURCHASE AGREEMENTS(continued)

below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

7.  CAPITAL SHARE TRANSACTIONS

As of September 30, 2003, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

---------------------------------------------------------------------------
                               Year Ended                Year Ended
                                9/30/03                    9/30/02
---------------------------------------------------------------------------
                          Shares      Amount        Shares        Amount
---------------------------------------------------------------------------
Shares Sold               775,454   $11,014,822      734,670   $ 10,866,217
Shares Reinvested          38,491       530,809       43,029        601,508
                         --------   -----------   ----------   ------------
                          813,945    11,545,631      777,699     11,467,725
Shares Redeemed          (469,383)   (6,543,434)  (1,123,401)   (16,405,516)
                         --------   -----------   ----------   ------------
NET INCREASE/(DECREASE)   344,562   $ 5,002,197     (345,702)  $ (4,937,791)
                         ========   ===========   ==========   ============
---------------------------------------------------------------------------

As of September 30, 2003, the Fund had capital stocks payable for shares redeemed of $6,525.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of Holland Series Fund, Inc.
and Shareholders of
Holland Balanced Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Holland Balanced Fund (the "Fund", a portfolio of Holland Series Fund, Inc.) at September 30, 2003, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 10, 2003

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - GENERAL INFORMATION
--------------------------------------------------------------------------------

September 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

TAX INFORMATION

The following tax information represents year-end disclosures of various benefits passed through to shareholders.

Of the distributions made by the Fund, 69.3% represent the amount of distribution which qualifies for the dividends received deduction available to corporate shareholders.

For the fiscal year ended September 30, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("the Act"). The Fund hereby designates the maximum amount of such dividends allowable under the Act. Complete information will be reported in conjunction with the 2003 form 1099-DIV.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

Holland Balanced Fund - DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS IN  OTHER
                                POSITION(S)    TERM OF OFFICE                           FUND COMPLEX   DIRECTORSHIPS
                                HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION    OVERSEEN BY    HELD BY
NAME, ADDRESS, AND AGE          FUND           TIME SERVED      DURING PAST FIVE YEARS  DIRECTOR       DIRECTOR
----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR:
Michael F. Holland              Director,      Term: Unlimited  Holland & Company       1              Trustee of
375 Park Avenue                 Chairman of                     L.L.C., Chairman,                      State Street
New York, NY 10152              the Board,     Elected: 9/95    1995 - present.                        Master Funds,
                                President and                                                          State Street
Age: 59                         Treasurer                                                              Institutional
                                                                                                       Investment
                                                                                                       Trust and China
                                                                                                       Fund, Inc.

NON-INTERESTED DIRECTORS:
Sheldon S. Gordon               Director       Term: Unlimited  Union Bancaire Privee   1              Director,
630 Fifth Avenue                                                International                          Ametek, Inc.
Suite 2710                                     Elected: 9/95    Holdings, Inc.                         and Director,
New York, NY 10111                                              (Financial Services),                  Gulfmark
                                                                Chairman,                              Offshore, Inc.
Age: 67                                                         1996 - Present;
Herbert S. Winokur, Jr.         Director       Term: Unlimited  Chairman and Chief      1              Director, Mrs.
Capricorn Holdings, Inc.                                        Executive Officer,                     Fields Famous
30 East Elm Street                             Elected: 9/95    Capricorn Holdings,                    Brands, Inc.;
Greenwich, CT 06830                                             Inc. (Investment                       Director, CCC
                                                                Company), Managing                     Information
Age: 59                                                         General Partner,                       Services Group,
                                                                Capricorn Investors,                   Inc.; and
                                                                L.P., Capricorn                        Director, NATCO
                                                                Investors II, L.P.,                    Group, Inc.
                                                                Capricorn Investors
                                                                III, L.P.,
                                                                1987 - present.
Desmond G. FitzGerald           Director       Term: Unlimited  Chairman, North         1              Chairman, U.S.
375 Park Avenue                                                 American Properties                    Guaranteed
New York, NY 10152                             Elected: 9/95    Group (Real Estate),                   Finance Corp.;
                                                                1987 - present.                        Advisory
Age: 59                                                                                                Director, Bank
                                                                                                       of New York;
                                                                                                       Director,
                                                                                                       Hilliard Farber
                                                                                                       & Co., Inc.;
                                                                                                       and Trustee,
                                                                                                       Williams
                                                                                                       Capital
                                                                                                       Management
                                                                                                       Trust.
Jeff C. Tarr                    Director       Term: Unlimited  Chairman, Junction      1              None
Junction Advisors                                               Advisors (Financial
9 West 57th Street                             Elected: 9/95    Services), 1981 -
Suite 4210                                                      present.
New York, NY 10019
Age: 59

OFFICERS:
Tana Tselepis                   Vice           Term: Unlimited  Consultant to Holland   --             Member of the
375 Park Avenue                 President                       & Company, LLC,                        Board of
New York, NY 10152                             Elected: 5/02    1997 - 1999.                           Governors of
                                                                                                       Tufts - New
Age: 67                                                                                                England Medical
                                                                                                       Center
K. David James                  Secretary      Term:            Counsel of State        --             --
One Federal Street                             Indefinite       Street Bank and Trust
Boston, MA 02110                                                Company since 2000,
                                               Elected: 5/02    and 1998 - 1999; and
Age: 32                                                         Paralegal Manager of
                                                                PFPC Inc., 1999 -
                                                                2000.

Holland Series Fund, Inc.
--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email   HBFUND@aol.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Mutual Fund Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

------------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email     mike@thehollandfund.com
Website   www.thehollandfund.com

This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.

ITEM 2.  CODE OF ETHICS

(a) Holland Series Fund, Inc. (the "Fund") adopted a Code of Ethics for Principal Executive and Senior Financial Officers (the "Code of Ethics") on November 6, 2003.

(c) There have been no amendments to the Fund's Code of Ethics since its adoption.

(d) There have been no waivers granted by the Fund to individuals covered by the Fund's Code of Ethics since its adoption.

(f) A copy of the Fund's Code of Ethics has been posted on www.hollandbalancedfund.com, the Fund's website.

ITEM 3.  CODE OF ETHICS

(a)(1) The Board of Directors of the Fund has determined that the Fund has one Board member serving on the Fund's Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

      (2) Sheldon S. Gordon is the Fund's audit committee financial expert. The Board also determined that Mr. Gordon was "independent" as that term is defined in the Sarbanes-Oxley Act of 2002.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Michael Holland, the Fund's President and Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on his review, Mr. Holland determined that the Procedures adequately ensure that information required to be disclosed by the Fund in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)(1)      Not applicable

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:   /s/Michael Holland
      ------------------
      Michael Holland
      President and Treasurer of Holland Series Fund, Inc.

Date: November 26, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Michael Holland
      ------------------
      Michael Holland
      President and Treasurer of Holland Series Fund, Inc.

Date: November 26, 2003